Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Nov. 25, 2018	Nov. 26, 2017	Nov. 27, 2016
Cash Flows from Operating Activities:
Net income	$ 285,244	$ 284,556	$ 291,209
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	120,205	117,387	103,878
Unrealized foreign exchange (gains) losses	(30,804)	24,731	(5,853)
Realized loss (gain) on settlement of forward foreign exchange contracts not designated for hedge accounting	19,974	5,773	(17,175)
Employee benefit plans' amortization from accumulated other comprehensive loss and settlement loss	4,336	30,125	14,991
Loss on extinguishment of debt, net of write-off of unamortized debt issuance costs	0	22,793	0
Stock-based compensation	18,407	25,809	9,333
Provision for (benefit from) deferred income taxes	134,258	(486)	66,078
Other, net	7,395	8,005	2,813
Change in operating assets and liabilities:
Trade receivables	(60,474)	3,981	6,150
Inventories	(147,389)	(14,409)	(121,379)
Other current assets	(30,870)	1,828	(22,944)
Other non-current assets	(3,189)	(6,862)	(9,103)
Accounts payable and other accrued liabilities	161,039	35,714	43,040
Restructuring liabilities	(420)	(4,274)	(17,290)
Income tax liabilities	(8,590)	2,478	7,653
Accrued salaries, wages and employee benefits and long-term employee related benefits	(44,887)	(9,408)	(49,880)
Other long-term liabilities	(3,864)	(1,800)	5,029
Net cash provided by operating activities	420,371	525,941	306,550
Cash Flows from Investing Activities:
Purchases of property, plant and equipment	(159,413)	(118,618)	(102,950)
Proceeds from sale of assets	0	0	17,427
(Payments) proceeds on settlement of forward foreign exchange contracts not designated for hedge accounting	(19,974)	(5,773)	17,175
Net cash used for investing activities	(179,387)	(124,391)	(68,348)
Cash Flows from Financing Activities:
Proceeds from issuance of long-term debt	0	502,835	0
Repayments of long-term debt	0	(525,000)	(36,092)
Proceeds from senior revolving credit facility	0	0	180,000
Repayments of senior revolving credit facility	0	0	(279,000)
Proceeds from short-term credit facilities	31,929	35,333	29,154
Repayments of short-term credit facilities	(28,230)	(29,764)	(18,219)
Other short-term borrowings, net	(4,977)	(6,231)	13,475
Payment of debt extinguishment costs	0	(21,902)	0
Payment of debt issuance costs	0	(10,366)	0
Repurchase of common stock, including shares surrendered for tax withholdings on equity exercises	(56,039)	(25,102)	(2,563)
Dividend to stockholders	(90,000)	(70,000)	(60,000)
Other financing, net	(907)	(1,536)	(304)
Net cash used for financing activities	(148,224)	(151,733)	(173,549)
Effect of exchange rate changes on cash and cash equivalents	(13,262)	8,242	(7,661)
Net increase in cash and cash equivalents	79,498	258,059	56,992
Beginning cash and cash equivalents	633,622	375,563	318,571
Ending cash and cash equivalents	713,120	633,622	375,563
Noncash Investing Activity:
Property, plant and equipment acquired and not yet paid at end of period	23,099	22,664	19,903
Property, plant and equipment additions due to build-to-suit lease transactions	2,750	19,888	0
Supplemental disclosure of cash flow information:
Cash paid for interest during the period	51,200	52,097	67,052
Cash paid for income taxes during the period, net of refunds	$ 96,277	$ 54,602	$ 57,148